Average Annual Total Returns - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio	Apr. 29, 2024
VIP Floating Rate High Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.29%
Past 5 years	5.62%
Since Inception	4.07%	[1]
SP026
Average Annual Return:
Past 1 year	13.72%
Past 5 years	6.00%
Since Inception	4.68%	[1]

[1]	A From April 9, 2014 .